COMMITMENTS AND CONTINGENCIES - NUCLEAR INSURANCE (Details) - San Diego Gas and Electric Company [Member] $ in Thousands	Dec. 31, 2016 USD ($)
Schedule Of Nuclear Insurance [Line Items]
Nuclear Liability Insurance Coverage, Maximum	$ 375,000
Secondary Financial Protection, Maximum	13,000,000
Secondary Financial Protection, Company Contribution, Maximum	50,930
Secondary Financial Protection, Company Contribution, Annual Maximum	7,600
Nuclear Property Insurance Coverage, Maximum	2,750,000
Nuclear Property Damage Insurance, Premium Assessment	10,400
Nuclear Property Insurance Terrorism Coverage, Maximum	3,240,000
Nuclear Property Damage Insurance, Deductible Per Event	$ 2,500